Acquisition - Additional Information (Details) - Principium and MSPNJ $ in Millions	Feb. 28, 2019 USD ($)
Business Acquisition [Line Items]
Percentage of outstanding equity interest acquired	100.00%
Total purchase price	$ 1.4
Goodwill acquired	$ 1.2